Convertible Preferred Stock - Summary of Convertible Preferred Stock (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Shares issued for Prior Preferred	33,182,778
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Prior Preferred stock		2,758,788
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Prior Preferred stock		2,413,906
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Prior Preferred stock		20,649,758
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Total Prior Preferred stock		25,822,452
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued for Prior Preferred	27,780,350
Class A Common Stock [Member]
Class of Stock [Line Items]
Shares issued for Prior Preferred	5,402,428